FINANCIAL RISK MANAGEMENT - Foreign currency risks (Details) - Foreign currency - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cross currency swap agreements
FINANCIAL RISK MANAGEMENT
Percentage of USD- and Euro- denominated Notes and bank loans outstanding hedged for exposure to currency rate risk	50.80%	39.60%
Notionals related to interest rate derivative instruments	₽ 34,115	₽ 28,669
Forward contracts
FINANCIAL RISK MANAGEMENT
Notionals related to interest rate derivative instruments	51,002	0
Gain (loss) recognized in consolidated statement of profit and loss	₽ 1,937	₽ 0	₽ (142)